State Street SPDR US Large Cap Low Volatility Index ETF Investment Objectives and Goals - State Street SPDR US Large Cap Low Volatility Index ETF	Jun. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	State Street® SPDR® US Large Cap Low Volatility Index ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The State Street SPDR US Large Cap Low Volatility Index ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of a large cap, low volatility index.